Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Share
19. EARNINGS PER SHARE
Basic earnings per share is computed by dividing net income available to Common Stockholders (the numerator) by the weighted average number of Common Stock outstanding for the period (the denominator). Diluted earnings per share available to Common Stockholders is computed by dividing net income by the weighted average number of Common Stock outstanding during the period adjusted for the dilutive effects of Common Stock equivalents using the treasury stock method or the method based on the nature of such securities. The computation of net income per share was as follows:

	Year Ended December 31,
	2021	2020
Net income attributable to AdTheorent Holding Company, Inc.	$26,203	$7,327
Weighted-average common shares outstanding—basic	60,510,847	59,732,359
Effect of dilutive equity-based awards	7,431,576	—

Weighted-average common shares outstanding—diluted	67,942,423	59,732,359

Earnings per share:
Basic	$0.43	$0.12
Diluted	$0.39	$0.12

The following outstanding potentially dilutive securities were excluded from the calculation of diluted net income per Common Stockholder because their impact would have been anti-dilutive for the period presented or their contingency conditions were not met:

	As of December 31,
	2021	2020
Stock options	549,623	7,769,530
Restricted Stock Units (RSUs)	592,425	—
Public Warrants	10,541,667	—
Private Placement Warrants (1)	5,432,237	—
Seller’s Earn-Out	6,785,714	—
Sponsor Earn-Out	598,875	—

Total	24,500,541	7,769,530

(1)	Of the 5,432,237 Private Placement Warrants, 551,096 warrants are held in escrow subject to earn-out targets.